Leases - Summary of Amounts Recognized in Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Depreciation expense of right-of-use-assets	$ 6,137	$ 5,593	$ 2,810
Interest expense on lease liabilities	4,464	2,501	751
Amounts recognized in profit and loss	$ 10,601	$ 8,094	$ 3,561